Significant events for the years ended December 31, 2023, 2024 and 2025 and subsequent events	12 Months Ended
Dec. 31, 2025
Accounting Principles [Abstract]
Significant events for the years ended December 31, 2023, 2024 and 2025 and subsequent event	Significant events for the years ended December 31, 2023, 2024 and 2025 and subsequent events Note 3.1. For the year ended December 31, 2023
The Company announces successful oversubscribed €130.0 million cross-over financing at market price with top-tier U.S. and
European Biotech investors – February 2023
On February 22, 2023, the Company announced the successful pricing of an oversubscribed €130.0 million financing with high-
quality U.S. and European biotech specialist investors, led by TCGX, with participation from existing investors Invus, Deep Track
Capital, Sofinnova Partners, and Venrock Healthcare Capital Partners, as well as from new investors Great Point Partners, LLC,
Deerfield Management Company, Commodore Capital, Samsara BioCapital, Boxer Capital and others, by way of a reserved capital increase of €130 million through the issuance of 20,000,000 newly-issued ordinary shares with a nominal value of €0.01 per share, representing 89.6% of its current share capital, at a subscription price of €6.50 per share.
Related transaction costs amounted to €6.7 million and were deducted from the share premiums.
Change in governance and management – February-August 2023
On April 5, 2023, the Company announced the appointment of Marc de Garidel as Chief Executive Officer (“CEO”) and Interim
Board Chair, effective May 5, 2023. Corinna zur Bonsen-Thomas stepped down as acting Chair, a position she held since August
2022, and remains a Board Member. Prof. Hartmut J. Ehrlich, M.D., retired from the CEO position, which he held since the
Company’s founding in 2013, and stayed on as a strategic advisor during the transition period, which ended on December 31, 2023.
On February 17, 2023, and April 18, 2023, the Company respectively announced the appointments of Dr. Sheldon Sloan, M.D., M.
Bioethics as new Chief Medical Officer and Michael Ferguson as new Chief Commercial Officer.
On July 11, 2023, the Group announced the appointments of June Lee, M.D. and Troy Ignelzi as new independent members of the
Group’s Board of Directors, replacing Joy Amundson and Jean-Jacques Bertrand.
On August 23, 2023, the Group announced the appointment of Patrick Malloy as new Senior Vice President Investor Relations.
Creation of Abivax LLC – March 2023
On March 20, 2023, Abivax LLC (or the "Subsidiary”), was incorporated as a limited liability company under the laws of Delaware.
As of the issuance of the financial statements, the Company has full ownership over the Subsidiary. The Subsidiary hosts the Group’s operations in the United States.
Cashless exercise of the Kreos A&B BSA – May 2023
On May 24, 2023, Kreos Capital V UK Ltd (or “Kreos”) opted for the cashless exercise option of the share warrants they held (as defined in Note 15.3), implemented through the repurchase by the Group of 43,070 tranche A share warrants (“Kreos A BSA”) and
43,070 tranche B share warrants (“Kreos B BSA”) and the issuance of respectively 67,887 and 31,696 ordinary shares, as a result of the exercise by Kreos of the outstanding Kreos A & B BSA. The accounting treatment of the operation is set forth in Note 15.3.
Free shares compensation plans – July-December 2023
In July, September and December 2023, the Group issued five free shares compensation plans (attributions gratuites d’actions, or
“AGAs”) to certain of its officers and employees, representing a maximum of 2,601,296 shares in the aggregate. The detailed terms and conditions and the accounting treatment of these plans are presented in Note 14.
The Group secures financing up to €150 million from two structured debt financing transactions – August 2023
On August 20, 2023, the Group concurrently signed two structured debt financing transactions for a total amount of up to €150 million consisting of (i) up to €75 million from Kreos Capital and Claret European Growth Capital (the “Kreos / Claret Financing”) together with the issuance of warrants (“the Kreos / Claret BSA”) exercisable to receive ordinary shares of the Company, for an aggregate exercise price of up to €8 million and (ii) up to €75 million from a fund advised by Heights Capital Management, Inc. (the “Heights
Financing” and together with the Kreos / Claret Financing, the “Transaction”). The detailed structure and characteristics of the
Transaction are set forth in Notes 15.1 and 15.2.
The first tranches of the Kreos / Claret Financing and the Heights Financing, for €25 million and €35 million, respectively, were drawn on August 22, 2023, and August 24, 2023, respectively. In addition, the Group concurrently granted to Kreos and Claret, for no additional consideration, warrants exercisable to receive ordinary shares of the Company for an aggregate exercise price of up to
€4 million.
As part of the Transaction, the Group is also repaying in full a total outstanding amount of €33 million under (i) the pre-existing debt agreements with Kreos for a total amount of €8 million and (ii) the pre-existing OCEANE bonds for a total amount of €25 million by way of set-off with the Heights Financing, thereby fully repaying such pre-existing indebtedness.
The net proceeds of the drawdown of the first tranche of the Kreos / Claret Financing and of the Heights Financing which, net of the refinancing of the existing indebtedness, amount to €27 million in the aggregate, are expected to be allocated mainly to the development of obefazimod for the treatment of adults with moderately to severely active UC and other potential chronic inflammatory indications, as well for working capital and general corporate purposes of the Group.
On November 2, 2023, the Group granted additional warrants to Kreos and Claret, for an aggregate exercise price of up to €4 million, in order to secure the future drawdown of the third tranche of the Kreos / Claret debt financing. The detailed characteristics of the issuance is set forth in Note 15.1.
The Group announces closing of its Initial Public Offering on the Nasdaq Global Market – October 2023
On October 24, 2023, the Group announced the closing of its previously announced initial public offering on the Nasdaq Global
Market by way of a capital increase of 20,325,500 new ordinary shares, consisting of a public offering of 18,699,460 ordinary shares in the form of American Depositary Shares (“ADSs”), each representing the right to receive one ordinary share, in the United States
(the “U.S. Offering”), and a concurrent offering of 1,626,040 ordinary shares in certain jurisdictions outside of the United States to certain investors (the “European Private Placement”, and together with the U.S. offering, the “Global Offering”). The offering price was set at $11.60 per ADS in the U.S. Offering and a corresponding offering price of €10.9864 per ordinary share in the European
Private Placement. All of the ADSs and ordinary shares in the Global Offering were offered by the Group. The ADSs began trading on the Nasdaq Global Market on October 20, 2023. The aggregate gross proceeds were approximately $235.8 million, equivalent to approximately €223.3 million based on the exchange rate then in effect, before deduction of underwriting commissions and expenses payable by the Group.
The net proceeds of the Global Offering were $212.2 million (€202.0 million), after deducting $23.6 million (€21.3 million) in transaction costs. These costs were deducted from the share premiums.
Note 3.2. For the year ended December 31, 2024
Changes in governance – February-December 2024
On February 7, 2024, the Group announced the appointment of Ana Sharma as Vice President, Global Head of Quality.
On April 2, 2024, the Group announced the appointment of Camilla Soenderby as Independent Board Member and also a member of the Appointments and Compensation Committee. Ms. Soenderby replaces Santé Holdings S.R.L., represented by Mr. Paolo Rampulla, who will continue to contribute to the work of the Board of Directors as an observer alongside Mr. Maurizio PetitBon from Kreos
Capital/Blackrock.
In July 2024, the Group announced the appointment of Sylvie Grégoire as Independent Board Member, Chairman of the Board and also a member of the Audit Committee. Dr. Grégoire replaces Ms. Brosgart as Director, Mr. de Garidel as Chairman, and Mr. Hong as
member of the Audit Committee.
On November 13, 2024, the Group announced the appointment of Mark Stenhouse as Board Observer & Advisor to the Group.
On December 23, 2024, the Group announced the resignation of Dr. Philippe Pouletty, representative of Truffle Capital, as director of the Group, effective on December 31, 2024.
Share-based compensation plans  – February-September 2024
In February, March, May, July and September 2024, the Group issued seven free-share compensation plans to certain of its officers and employees, representing a maximum of 1,946,125 shares in the aggregate, the vesting of which is subject to the following service condition: 50% of the AGAs vest at the end of a two-year period from the allocation date, 25% at the end of a three-year period from the allocation date and 25% at the end of a four-year period from the allocation date (with the exception of the 20,000 2024-6 AGAs, whose vesting conditions are set forth in Note 14).
In March 2024, the Group granted its independent Board members the right to subscribe up to 77,820 share warrants (BSA) in the aggregate, the vesting of which (if subscribed) is subject to a service condition of four years, by tranches of 25% each, vested on each anniversary date. All the BSAs have been subscribed.
Drawdown of Tranches B and C of the Kreos / Claret Financing – March-June 2024
On March 28, 2024 and June 21, 2024, the Group drew down €25 million related to tranche B and €25 million related to tranche C of senior secured non-convertible bonds from the Kreos / Claret Financing.  These second and third tranches each consist of 25,000,000 senior secured non-convertible bonds with a par value of €1.00 each, that will not be listed on any market.
The detailed characteristics of these bond loans and their accounting treatments are set forth in Note 15.1.
Bpifrance RNP-VIR and Carena conditional advances – June 2024
In June 2024, the Group and Bpifrance renegotiated the RNP-VIR and CARENA conditional advances:
•Between September 2017 and November 2019, the Group had received repayable conditional advances amounting
€4,032 thousands and subsidies amounting to €1,123 thousand in relation to the RNP-VIR project, which aimed at discovering new molecules for the treatment of viral infectious diseases through the development of the “Modulation of RNA biogenesis” platform. In June 2024, the Group and Bpifrance agreed to terminate the project due to technical failure, and
Bpifrance agreed to waive 60% of the remaining advances. See Note 15.7 "Conditional Advances".
•Between December 2013 and June 2016, the Group had received repayable conditional advances amounting
€2,187 thousands in relation to the CARENA project, which aimed at developing an anti-HIV-AIDS therapeutic program with the compound ABX464 up to the Phase 2b study. In June 2024, the Group and Bpifrance agreed to terminate the project due to technical failure, and Bpifrance agreed to waive 60% of the remaining conditional advance. See Note 15.7
"Conditional Advances".
The Group fully reimbursed the remaining conditional advances for both programs during the last quarter of 2024. The subsidy income recognized over the period, corresponding to the amounts waived by Bpifrance and related interests, amounts to
€4,123 thousand in the aggregate (see Note 18).
Establishment of an At-the-Market ("ATM") Program on Nasdaq - November 2024
On November 19, 2024, the Group announced the implementation of an At-The-Market program (“ATM Program”) allowing the
Group to issue and sell, including with unsolicited investors who have expressed an interest, ordinary shares in the form of ADSs, each ADS representing one ordinary share, nominal value €0.01 per share, of the Group, with aggregate gross sales proceeds of up to
$150,000 thousand (subject to French regulatory limits and within the limits of the investors’ requests expressed in the context of the program), from time to time, pursuant to the terms of an equity distribution agreement with Piper Sandler & Co. (“Piper Sandler”), acting as sales agent. The timing of any issuances in the form of ADSs will depend on a variety of factors. The ATM Program will be effective until terminated in accordance with the equity distribution agreement or if ADSs representing the maximum gross sales proceeds have been sold thereunder. To the extent that ADSs are sold pursuant to the ATM Program, the Group currently intends to use the net proceeds (after deduction of fees and expenses), if any, of sales of ADSs issued under the ATM Program primarily to fund the research and development of the Group's product candidates, for working capital and general corporate purposes, at its discretion.
A shelf registration statement on Form F-3, including a base prospectus relating to the Group's securities and an equity distribution agreement prospectus relating to the ATM Program, was filed with the SEC and went into effect during 2024. The base prospectus provides for the potential sale of ADSs of the Group with aggregate gross sales proceeds of up to $350,000 thousand (including the
$150,000 thousand covered by the equity distribution agreement prospectus) to grant additional flexibility to the Group in connection with its financing strategy. The specific terms of any securities to be offered pursuant to the base prospectus will be specified in one or more prospectus supplements to the base prospectus. As of the date of issuance of these financial statements, the Group has not utilized the ATM Program.
Note 3.3. For the year ended December 31, 2025
Share-based compensation plans – January-November 2025
In January 2025, the Group granted its independent Board members, as well as one of its Board Observers and Advisor, the right to subscribe up to 125,000 share warrants (BSA) in the aggregate, the vesting of which is subject to a service condition of four years, by tranches of 25% each, vested on January 1 of each year.
In February, March, May, August and November 2025, the Group issued eight free-share compensation plans to certain of its officers and employees, representing a maximum of 6,280,727 shares in the aggregate, the vesting of which is subject to the following service condition: 50% of the AGAs vest at the end of a two-year period from the allocation date, 25% at the end of a three-year period from the allocation date and 25% at the end of a four-year period from the allocation date (with the exception of the 123,102 2025-2 AGAs, which vest at the end of a two-year period from the allocation date, and the 50,000 2025-5 AGAs , which vest only upon the achievement of milestones related to clinical studies). Moreover, the vesting of almost half of the 4,319,500 2025-1 AGAs is subject to the occurrence of a tender offer on the securities issued by the Group and resulting in a change of control of the Group before a certain date.
In April 2025, the Group granted to one of its Board members the right to subscribe up to 39,370 share warrants (BSA), the vesting of which is subject to a service condition of four years, by tranches of 25% each, vested on May 1 of each year. The BSAs were subscribed in May 2025.
The detailed terms and conditions of these plans are set forth in Note 14.
Change in management – April 2025
On April 22, 2025, the Group announced the appointment of Dominik Höchli, MD to the Board of Directors of Abivax, effective immediately.
Completion of enrollment for the Phase 3 ABTECT trials in patients with moderately to severely active UC - April 2025
On April 29, 2025, the Group announced the completion of enrollment for the Phase 3 ABTECT trials in patients with moderately to severely active UC.
Publication of positive Phase 3 results from both ABTECT 8-week induction trials investigating obefazimod, in moderate to severely active UC – July 2025
On July 22, 2025, the Group announced the positive results of the ABTECT-1 and ABTECT-2 induction trials in patients with moderately to severely active UC. ABTECT-1 and 2 are global, multicenter, randomized, double-blind, placebo-controlled trials assessing once-daily oral administration of obefazimod at 25 mg or 50 mg doses in adult patients with moderately to severely active
UC. Eligible participants had inadequate response, loss of response, or intolerance to conventional and/or advanced therapies.
Following this announcement and that of its Offering completed on July 28, 2025 (see Completion of a public offering – July 2025 within this section), the Group’s share price increased significantly, from €6.64 as of June 30, 2025, to €57.00 as of July 28, 2025.
At the same time, the Group reassessed the probability of success (“POS”) of obtaining a future market authorization for obefazimod in UC, to reflect a reduced level of uncertainty following positive Phase 3 results.
The main financial effects of this event on the Group’s financial statements are the following:
•A significant increase in the carrying value of the royalty certificates, measured at amortized cost, reflecting an increase in the projected probability-weighted cash flows of the instrument, following the reassessment of the POS (see Note 15.9),
•Significant changes in the carrying value of the Group’s financial liabilities measured at fair value through profit or loss, i.e.
the Kreos / Claret BSA, the Kreos / Claret MRI and the Heights convertible notes (the latter as well as the Kreos / Claret BSA being converted into ordinary shares at the request of the noteholders in July and August 2025, see Conversion of the Heights
convertible notes, Kreos / Claret OCABSA and Kreos / Claret BSA – July-August 2025 below and Notes 15.1 and 15.2),
•Significant changes in the disclosure of the fair values of other financial instruments measured at amortized cost (i.e. the royalty certificates, the debt components of (i) the Kreos / Claret OCABSA (Tranche A, converted into shares in August
2025) and (ii) Tranche B and C bond loans; these fair value changes are not expected directly to impact the future financial position and net loss of the Group - see Note 15),
•A significant increase in provisions related to employer contributions on AGAs (the contribution being based on the vesting date share price - see Note 14).
Completion of a public offering – July 2025
On July 28, 2025, the Group announced the completion of an underwritten public offering of 11,679,400 ADSs (the “Offering”) at a price of $64.00 per ADS (corresponding to €54.58 per ordinary share, based on the exchange rate of €1.00 = $1.1726 as published by the European Central Bank on July 23, 2025). The aggregate gross proceeds amounted to approximately $747.5 million, equivalent to approximately €637.5 million, before deduction of underwriting commissions and estimated expenses, and the net proceeds, after deducting underwriting commissions and estimated offering expenses, were approximately $700.3 million, equivalent to approximately €597.2 million. The net cash from the Offering of €607.2 million presented within the Consolidated Statements of Cash
Flows also includes the effect of a net foreign exchange gain resulting from the favorable change in the euro to U.S. dollar exchange rate between the closing of the Offering and the date of receipt of funds.
The Group believes that the net proceeds from the Offering, together with its current cash and cash equivalents, will allow it to finance its operations into the fourth quarter of 2027, allowing it to reach 12 months of expected cash runway following the planned NDA submission for UC, assuming positive results from its Phase 3 maintenance trial (see Note 2 above "Going concern").
Conversion of the Heights convertible notes, Kreos OCABSA and Kreos / Claret BSA and prepayment of the Kreos / Claret Tranches
B and C bond loans – July-December 2025
On July 23 and July 30, 2025, the Group received notices from entities affiliated with Heights Capital Management, which hold amortizing senior convertible notes of the Group issued in August 2023 (the “Height convertible notes”), for the immediate conversion of respectively 150 and 200 convertible notes (corresponding to the entirety of the outstanding principal amount of €21.9 million) into
920,377 new ordinary shares of the Group at a conversion price of €23.7674 per ordinary share in accordance with the terms and conditions of the convertible notes.
On August 8, 2025, Kreos Capital VII (UK) Limited converted its portion of the Tranche A of the Kreos / Claret Financing (the Kreos
OCABSA), resulting in the issuance of 785,389 ordinary shares. In addition, on July 30, 2025, Kreos Capital VII Aggregator SCSp
exercised its share warrants (the tranche A-B BSA and tranche C BSA) resulting in the issuance of 319,251 ordinary shares of the
Group.
On August 28, 2025, Claret European Growth Capital Fund III SCSp exercised its share warrants (the tranche A-B BSA and tranche C
BSA) resulting in the issuance of 206,662 ordinary shares of the Group.
On November 25, 2025, Claret European Growth Capital Fund III SCSp converted its portion of the Tranche A portion of the Kreos /
Claret Financing (the Claret OCABSA), resulting in the issuance of 392,695 ordinary shares of the Group.
On December 23, 2025, the Group completed the full prepayment of the outstanding balances of Tranches B and C of the Kreos /
Claret Financing. The repayment amount, including end-of-loan exit fees and prepayment fees, amounts to 33,823 thousand.
Following these transactions, the Group no longer holds any debt related to the Kreos / Claret and Heights Financings.
The impacts of these operations on the Group's financial statements are set forth in Note 15.1 and 15.2.
Admission to the CAC Mid 60 and SBF 120 indices - September 2025
Following the annual review of the Euronext Paris indices on September 11, 2025, the Scientific Council of the Indices has decided to admit the Company to the CAC Mid 60 and SBF 120 indices. This decision took effect on Friday, September 19, 2025, after market close. The CAC Mid 60 and SBF 120 are key indices on the Euronext Paris exchange, representing mid-sized listed companies and a broader selection of 120 major securities, respectively.
Note 3.4. Subsequent events
Share-based compensation plans – February 2026
In February 2026, the Group issued a new free-share compensation plan to certain of its officers and employees, representing a maximum of 47,500 shares in the aggregate, the vesting of which is subject to the following service condition: 50% of the AGAs vest at the end of a two-year period from the allocation date, 25% at the end of a three-year period from the allocation date and 25% at the end of a four-year period from the allocation date.
In February 2026, the Group granted its independent Board members, as well as one of its Board Observers and Advisor, the right to subscribe up to 23,477 share warrants (BSA) in the aggregate, the vesting of which (if subscribed) is subject to a service condition of four years, by tranches of 25% each, vested on each February 1st thereafter.
Changes in Management - March
In March 2026, the Group appointed Michael Nesrallah, MBA, as Chief Commercial Officer, Keith Fournier, Ph.D., as Senior Vice
President of Global Regulatory Affairs, and Maurus de la Rosa, Ph.D., Senior Vice President of Research.
In March 2026, Sofinnova Partners, represented by Dr. Kinam Hong, stepped down from the Group's Board of Directors.
In light of Mr. Didier Scherrer's departure from his role as Chief Scientific Officer, the Group entered into a settlement agreement
("protocole d’accord transactionnel") with Mr. Didier Scherrer under which:
•Mr. Scherrer received a balance of notice pay in the total gross amount of €278 thousand, together with a contractual severance indemnity of €240 thousand (net);
•the Group waived the continued employment condition attached to 77,050 free shares previously granted to Mr. Scherrer;
•the Group waived the continued employment condition for a further 40,200 free shares, subject to specific performance conditions;
•the remaining 217,750 free shares previously granted to Mr. Scherrer are lapsed; and
•Mr. Scherrer irrevocably waived all claims and renounced any legal action against the Group.